Notes Payable and Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes Payable and Receivable

Note 5. Notes Payable and Receivable

$567,000 Convertible Notes Payable

Between January 20, 2015 and January 23, 2015, Vaporin entered into a Securities Purchase Agreement with certain accredited investors providing for the sale of $567,000 of Vaporin’s Convertible Notes (the “Vaporin Notes”) and calculated a debt discount on the date of the Merger at $54,623.  The Vaporin Notes accrue interest on the outstanding principal at an annual rate of 10%. The principal and accrued interest on the Notes is due and payable between January 20, 2016 and January 23, 2016.  The Notes are convertible into the Company common stock at the lower of (i) $5.40 or (ii) a 15% discount to a 20-trading day VWAP following the closing of the merger, which was calculated at $4.75. Investors were provided with standard piggyback registration rights which were conditioned on the March 4, 2015 merger closing.

$350,000 Convertible Notes Payable

On January 29, 2015, the Company issued a $350,000 convertible promissory note (the “Note”) to Vaporin in consideration for a loan of $350,000 made by Vaporin to the Company. The Note accrued interest on the outstanding principal at an annual rate of 12%. In connection with the completion of the Merger on March 4, 2015, the $350,000 Note along with accrued interest of $4,029 was extinguished.

$1,000,000 Notes Payable Related Party

On December 8, 2014, Emagine entered into a Secured Line of Credit Agreement (the “Agreement”), effective as of December 1, 2014, with one affiliated shareholder of the Company and two unaffiliated investors (the “Lenders”). Under the Agreement, the Lenders agreed to advance up to $3,000,000 in three equal tranches in exchange for secured promissory notes which mature on March 31, 2016, bear interest at 12% per annum, and are secured by a first lien on the assets of Emagine. The Company drew on a first tranche of funding under the Agreement was on December 1, 2014.

The funds were used to purchase and/or open vape stores similar to those operated by the Company. In connection with the completion of the Merger on March 4, 2015, Emagine became a wholly-owned subsidiary of the Company, and the debt was assumed by the Company.

$467,095 Notes Receivable

On January 12, 2015, the Company entered into an agreement with International Vapor Group, Inc. (“IVG”) whereby the Company agreed to reduce the $500,000 principal amount of the loan receivable by $50,000 if IVG were to remit payment of all principal and interest accrued on the loan receivable within one day. The Company included the write-down of the loan receivable in selling, general and administrative expenses on the consolidated statement of operations for the year ended December 31, 2014. On January 13, 2015, IVG paid the Company in full.

Note 6. NOTES PAYABLE

$1,250,000 Senior Convertible Notes Payable to Related Parties

On November 14, 2014, the Company entered into securities purchase agreements with certain accredited investors who are also stockholders of Vaporin providing for the sale of $1,250,000 in aggregate principal amount of the Company’s senior convertible notes (the “$1,250,000 Senior Convertible Notes”) and common stock purchase warrants to purchase up to an aggregate of 227,273 shares of the Company’s common stock, $0.001 par value per share with an exercise price of $10.00 per share. The $1,250,000 Senior Convertible Notes accrue interest on the outstanding principal at an annual rate of 7% per annum. The principal and accrued interest on the Notes are due and payable on November 14, 2015, the maturity date of the Notes. The terms of the $1,250,000 Senior Convertible Notes included customary anti-dilution protection and also included “piggy-back” registration rights with respect to the shares of common stock underlying the $1,250,000 Senior Convertible Notes and warrants. The terms of the Notes provide that the Company may prepay the outstanding principal amount of the Notes, in whole or in part, by paying to the holders thereof an amount in cash equal to 115% of the principal amount to be redeemed, together with accrued but unpaid interest thereon and any and all other sums due, accrued or payable to such holders through the date of such redemption payment. In connection with the completion of the securities purchase agreement for the $1,250,000 Senior Convertible Notes, the Company incurred financing costs of $139,667, which are being amortized on a straight-line basis, which approximates the interest rate method, over the one-year maturity period of the $1,250,000 Senior Convertible Notes. The Company incurred $17,458 in amortization expense of the deferred financing costs during the year ended December 31, 2014.

The Notes are convertible into shares of the Company’s Common Stock at any time, in whole or in part, at the option of the holder thereof at a conversion price of $5.50 per share (the “Conversion Price”). The Conversion Price is subject to customary adjustment upon the occurrence of certain events, including but not limited to stock dividends, stock splits, subsequent rights offerings of the Company, pro rata distributions of the Company, and in connection with a “Fundamental Transaction” (as such term is defined in the securities purchase agreement, which includes, without limitation, mergers, consolidations, a sale of all or substantially all of the assets of the Company, transactions effecting a change in control of the Company and other similar transactions).

In connection with the sale and issuance of the $1,250,000 Senior Convertible Notes, the Company also issued warrants to acquire an aggregate of 227,273 shares of the Company’s common stock. The Warrants are exercisable after 180 days from the date of issuance, or May 14, 2015, until the fifth anniversary of such date of issuance at an exercise price of $10.00 per share (subject to certain customary adjustments upon the occurrence of certain events, including but not limited to stock dividends, stock splits, subsequent rights offerings of the Company, pro rata distributions of the Company, and in connection with a Fundamental Transaction. Palladium Capital Advisors, LLC acted as the exclusive placement agent for the $1,250,000 Senior Convertible Notes and, as compensation therefor, the Company paid Palladium Capital Advisors, LLC a placement agent fee of $62,500, included as part of financing fees described above, and issued to them a common stock warrant to purchase up to 11,364 shares of our common stock at an initial exercise price of $10.00 per share. The warrant is immediately exercisable and expires on November 14, 2019. The exercise price and number of shares of common stock issuable under the warrant are subject to customary anti-dilutive adjustments for stock splits, stock dividends, recapitalizations and similar transactions. At any time the warrant may be exercised by means of a “cashless exercise” and the Company will not receive any proceeds at such time.

On the date of the issuance of the $1,250,000 Senior Convertible Notes, the Company recorded a debt discount of $1,250,000, of which $701,250 was allocated on a relative fair value basis to the warrants issued and the remaining $548,750 was allocated on a relative fair value basis to the conversion feature embedded within the $1,250,000 Senior Convertible Notes. The debt discount will be amortized using the effective interest method over the life of the $1,250,000 Senior Convertible Note, as applicable, or until such time that the $1,250,000 Senior Convertible Notes are converted, in full or in part, into shares of common stock of the Company with any unamortized debt discount continuing to be amortized in the event of any partial conversion thereof and any unamortized debt discount being expensed at such time of full conversion thereof. During the year ended December 31, 2014, the Company recorded an aggregate $156,250 in non-cash interest expense related to the amortization of the debt discount, which is included in interest expense in the accompanying consolidated statement of operations.

$300,000 Senior Convertible Notes Payable to Related Parties

On June 19, 2012, the Company entered into securities purchase agreements with Kevin Frija, its former Chief Executive Officer, Harlan Press, its former Chief Financial Officer, and Doron Ziv, a then greater than 10% stockholder of the Company, pursuant to which Messrs. Frija, Press and Ziv purchased from the Company (i) $300,000 aggregate principal amount of the Company’s senior convertible notes (the “$300,000 Senior Convertible Notes”) and (ii) common stock purchase warrants to purchase up to an aggregate of 1,861 shares of the Company’s common stock.

The Company incurred interest expense of $48,674 during 2013 on the $300,000 Senior Convertible Notes until they were converted in full into 56,338 shares of the Company’s common stock and fully extinguished in conjunction with completion of the Private Placement (as defined in Note 9), on October 29, 2013.

$50,000 Senior Convertible Notes Payable to Related Parties

On September 28, 2012, the Company entered into a securities purchase agreement with Kevin Frija, its former Chief Executive Officer, pursuant to which Mr. Frija purchased from the Company (i) a $50,000 principal amount senior convertible note of the Company (the “$50,000 Senior Convertible Note”) and (ii) common stock purchase warrants to purchase up to an aggregate of 275 shares of the Company’s common stock.

The Company incurred interest expense of $8,113 during 2013 on the $50,000 Senior Convertible Notes until they were converted in full into 8,333 shares of the Company’s common stock and fully extinguished in conjunction with completion of the Private Placement (as defined in Note 9), on October 29, 2013. During the year ended December 31, 2013, the Company recorded $3,530 in amortization expense related to the debt discount, which is included in interest expense in the accompanying consolidated statements of operations.

$350,000 Senior Convertible Notes Payable to Related Parties

On July 9, 2013, the Company entered into securities purchase agreements with Ralph Frija, the father of the Company’s former Chief Executive Officer Kevin Frija and a less than 5% stockholder of the Company, Philip Holman, the father of the Company’s Chief Executive Officer Jeffrey Holman and a less than 5% stockholder of the Company, and Angela Vaccaro, the Company’s Controller, pursuant to which Messrs. Frija and Holman and Ms. Vaccaro (each, a “Purchaser”) purchased from the Company (i) $350,000 aggregate principal amount of the Company’s senior convertible notes (the “$350,000 Senior Convertible Notes”) and (ii) common stock purchase warrants to purchase up to an aggregate of 675 shares of the Company’s common stock (the “Warrants”) allocable among such Purchasers as follows:

●	Ralph Frija purchased a Convertible Note in the principal amount of $200,000 and a Warrant to purchase up to 385 shares of the Company’s common stock (which number of shares represents the quotient obtained by dividing (x) $10,000 (5% of the $200,000 principal amount of the Convertible Note) by (y) $5.19 (the 30-day weighted average closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013));

●	Philip Holman purchased a Convertible Note in the principal amount of $100,000 and a Warrant to purchase up to 964 shares of the Company’s common stock (which number of shares represents the quotient obtained by dividing (x) $5,000 (5% of the $100,000 principal amount of the Convertible Note) by (y) $5.19 (the 30-day weighted average closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013)); and

●	Ms. Vaccaro purchased a Convertible Note in the principal amount of $50,000 and a Warrant to purchase up to 482 shares of the Company’s common stock (which number of shares represents the quotient obtained by dividing (x) $2,500 (5% of the $50,000 principal amount of the Convertible Note) by (y) $25.95 (the 30-day weighted average closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013)).

The Convertible Notes issued on July 9, 2013 bear interest at 18% per annum, provide for cash interest payments on a monthly basis, mature on July 8, 2016, are redeemable at the option of the holders at any time after July 8, 2014, subject to certain limitations, are convertible into shares of the Company’s common stock at the option of the holders at an initial conversion price of $28.55 per share (which represents 110% of the 30-day weighted average closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, preceding July, 9, 2013) subject to certain anti-dilution protection and are senior unsecured obligations of the Company.

The Company incurred interest expense of $16,126 during 2013 on the $350,000 Senior Convertible Notes. In conjunction with completion of the Private Placement (as defined in Note 9), on October 29, 2013, the conversion price was reduced to $15.00 per share inducing the holders of $350,000 Senior Convertible Notes to fully convert all of these senior convertible notes into 23,334 shares of our common stock, whereupon all of these senior convertible notes were fully extinguished and cease to be outstanding. During the year ended December 31, 2013, the Company recorded $246,375 in induced conversion expense related to the reduction in the conversion price for the $350,000 Senior Convertible Notes. The induced conversion expense is included in other expense in the accompanying consolidated statements of operations.

The Company recorded $4,550 as debt discount on the principal amount of the $350,000 Senior Convertible Notes issued on July 9, 2013 due to the valuation of the Warrants issued in conjunction therewith. Additionally, as a result of issuing the Warrants with the $350,000 Senior Convertible Notes, a beneficial conversion option was recorded as a debt discount reflecting the incremental conversion option intrinsic value benefit of $3,937, at the time of issuance provided to the holders of the Notes. The debt discounts applicable to the $350,000 Senior Convertible Notes was amortized, using the straight-line method, over the life of the $350,000 Senior Convertible Notes, until October 29, 2013 when the $350,000 Senior Convertible Notes were converted in full into shares of common stock of the Company. The remaining unamortized debt discounts was expensed at the time of the conversion. During the year ended December 31, 2013, the Company recorded $4,550 and $3,937 in amortization expense related to the debt discounts and the beneficial conversion option, respectively. The amortization expense related to the debt discounts and the beneficial conversion option is included in interest expense in the accompanying consolidated statements of operations.

The Warrants issued on July 9, 2013 are exercisable at initial exercise prices of $28.55 per share (which represents 110% of the 30-day weighted average closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, preceding July 9, 2013) subject to certain anti-dilution protection and may be exercised at the option of the holders for cash or on a cashless basis until July 8, 2018.

$75,000 Senior Convertible Notes Payable to Related Parties

On July 11, 2013, the Company and Ms. Vaccaro entered into another Securities Purchase Agreement pursuant to which she purchased (i) a Convertible Note in the principal amount of $75,000 (the “$75,000 Senior Convertible Note”) and (ii) a Warrant to purchase up to 144 shares of the Company’s common stock (which number of shares represents the quotient obtained by dividing (x) $3,750 (5% of the $75,000 principal amount of the Convertible Note) by (y) $26.135 (the 30-day weighted average closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, preceding July 11, 2013)).

The Convertible Note issued on July 11, 2013 is the same as the Convertible Notes issued on July 9, 2013 except that it matures on July 10, 2016, it is redeemable on July 10, 2014 and its initial conversion price is $28.75 per share. The Warrant issued on July 11, 2013 is the same as the Warrants issued on July 9, 2013 except that its initial exercise price is $28.75 per share and it is exercisable until July 10, 2018.

The Company incurred interest expense of $3,957 during 2013 on the $75,000 Senior Convertible Notes. In conjunction with completion of the Private Placement (as defined in Note 9), on October 29, 2013, the conversion price was reduced to $15.00 per share inducing the holder of the $75,000 Senior Convertible Note to fully convert all of these senior convertible notes into 5,000 shares of our common stock, whereupon all of these senior convertible notes were fully extinguished and cease to be outstanding. During the year ended December 31, 2013, the Company recorded $53,202 in induced conversion expense related to the reduction in the conversion price for the $75,000 Senior Convertible Note. The induced conversion expense is included in other expense in the accompanying consolidated statements of operations.

The Company recorded $825 as debt discount on the principal amount of the $75,000 Senior Convertible Note issued on July 11, 2013 due to the valuation of the Warrant issued in conjunction therewith. The debt discount applicable to the $75,000 Senior Convertible Note was amortized, using the straight-line method, over the life of the $75,000 Senior Convertible Note, until October 29, 2013 when the $75,000 Senior Convertible Note was converted in full into shares of common stock of the Company. The remaining unamortized debt discounts was expensed at the time of the conversion. During the year ended December 31, 2013, the Company recorded $825 in amortization expense related to the debt discount, and is included in interest expense in the accompanying consolidated statements of operations.

The $300,000 Senior Convertible Notes, as amended, the $50,000 Senior Convertible Note, as amended, the $350,000 Senior Convertible Notes, and the $75,000 Senior Convertible Note did not restrict the Company’s ability to incur future indebtedness.

$500,000 Senior Convertible Note Payable to Stockholder

On July 9, 2012, the Company borrowed $500,000 from Ralph Frija, the father of the Company’s former Chief Executive Officer Kevin Frija and a less than 5% stockholder of the Company, pursuant to a senior note (the “Senior Note”). The Senior Note, as amended (as described below), bears interest at 24% per annum, provides for cash principal and interest payments on a monthly basis, is a senior unsecured obligation of the Company, matures on April 22, 2016, is convertible into shares of the Company’s common stock at the option of the holder at an initial conversion price of $12.885 per share (which represents 110% of the 30-day weighted average closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, preceding April 30, 2013) subject to certain anti-dilution protection and is a senior unsecured obligation of the Company.

Initially, this Senior Note provided for only cash interest payments on a monthly basis, matured at the discretion of the Company on the earlier of (x) the date on which the Company consummated a single or series of related financings from which it received net proceeds in excess of 125% of the initial principal amount of the Senior Note or (y) January 8, 2013 and was not convertible at the option of the holder into shares of the Company’s common stock. On November 13, 2012, the Company and the above named holder of the $500,000 Senior Note amended the Note to extend its maturity date for payment from January 8, 2013 to January 8, 2014. On April 30, 2013, the Company and the above named holder of the Senior Note further amended the Note to provide for cash principal and interest payments on a weekly basis, extend the maturity date for payment to April 22, 2016 and make the Note convertible into shares of the Company’s common stock at the option of the holder at an initial conversion price of $12.885 per share (which represents 110% of the 30-day weighted average closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, preceding April 30, 2013) subject to certain anti-dilution protection.

The Company incurred interest expense of $93,267 during 2013 on the $50,000 Senior Convertible Notes until they were converted in full into 33,332 shares of the Company’s common stock and fully extinguished in conjunction with completion of the Private Placement (as defined in Note 9), on October 29, 2013.

$500,000 Senior Convertible Note Payable

On January 29, 2013, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with Robert John Sali, pursuant to which Mr. Sali purchased from the Company (i) a $500,000 principal amount senior convertible note of the Company (the “2013 Convertible Note”) and (ii) common stock purchase warrants to purchase up to an aggregate of 1,628 shares of the Company’s common stock (the “Warrant”) (which number of shares represents the quotient obtained by dividing (x) $25,000 (5% of the $500,000 principal amount of the 2013 Convertible Note) by (y) $15.35 (the 30-day weighted average closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013)). The Company generated aggregate proceeds of $500,000 from the sale of these securities pursuant to the Securities Purchase Agreement.

The 2013 Convertible Note bears interest at 18% per annum, provides for cash interest payments on a monthly basis, matures on January 28, 2016, is redeemable at the option of the holder at any time after January 28, 2014 subject to certain limitations, is convertible into shares of the Company’s common stock at the option of the holder at an initial conversion price of $16.888 per share (which represents 110% of the 30-day weighted average closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013) subject to certain anti-dilution protection and is a senior unsecured obligation of the Company. The 2013 Convertible Note does not restrict the Company’s ability to incur future indebtedness.

The Company incurred interest expense of $66,329 during 2013 on the $50,000 Senior Convertible Notes until they were converted in full into 148,039 shares of the Company’s common stock and fully extinguished in conjunction with completion of the Private Placement (as defined in Note 9), on October 29, 2013.

The Warrant is exercisable at initial exercise price of $16.888 per share (which represents 110% of the 30-day weighted average closing price per share of the Company’s common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013) subject to certain anti-dilution protection and may be exercised at the option of the holder for cash or on a cashless basis until January 28, 2018.

The Company recorded $10,131 as debt discount on the principal amount of the 2013 Senior Convertible Note issued on January 29, 2013 due to the valuation of the Warrant issued in conjunction therewith. Additionally, as a result of issuing the Warrant with the 2013 Senior Convertible Note, a beneficial conversion option was recorded as a debt discount reflecting the incremental conversion option intrinsic value benefit of $79,527, at the time of issuance provided to the holder of the Note. The debt discounts applicable to the 2013 Convertible Note was amortized, using the straight-line method, over the life of the 2013 Convertible Note, until October 29, 2013 when the 2013 Convertible Note was converted in full into shares of common stock of the Company. The remaining unamortized debt discounts was expensed at the time of the conversion. During the year ended December 31, 2013, the Company recorded $10,131 and $79,527 in amortization expense related to the debt discounts and the beneficial conversion option, respectively. The amortization expense related to the debt discounts and the beneficial conversion option is included in interest expense in the accompanying consolidated statements of operations.

Vaporin Inc [Member]
Notes Payable and Receivable

NOTE 9 – NOTES PAYABLE

Convertible notes payable

On January 24, 2014, following the closing of the Share Exchange, the Company assumed convertible notes payable for a total of $350,000. On January 24, 2014, the debt discount on the convertible notes has a remaining balance of $253,844. These convertible notes payable consisted of the following:

$75,000 10% secured convertible promissory note due in June 2014 with a 5-year warrant to purchase 75,000 shares of the Company’s common stock at an exercise price of $10 per share for gross proceeds to the Company of $75,000. The note was convertible into shares of the Company’s common stock at an initial conversion price of $10 per share. In September 2014, the Company issued 11,000 shares of common stock for the conversion of principal debt of $75,000 including accrued interest of $7,500. The warrants have an exercise price of $0.50 per share, as a result of being reduced from $10 per share pursuant to full-ratchet anti-dilution protection. The Company accounted for the reduction of the conversion price from $10 to a lower price per share and such conversion under ASC 470-20-40 “Debt with Conversion and Other Options” and accordingly recorded an additional interest expense of $9,900 which is equal to the fair value of shares issued in excess of the fair value issuable pursuant to the original conversion terms.

$175,000 10% secured convertible promissory notes due in August 2014 with a 5-year warrant to purchase 30,000 shares of the Company’s common stock at an exercise price of $0.50 per share for gross proceeds to the Company of $175,000. The notes are convertible into shares of the Company’s common stock at an initial conversion price of $10 per share. In February 2014, the Company paid back the principal plus accrued interest owed to one of the investors for a sum total of $52,433. In September 2014, the Company issued 18,333 shares of common stock for the conversion of principal debt of $125,000 including accrued interest of $12,500. The warrants have an exercise price of $0.50 per share, as a result of being reduced from $10 per share pursuant to full-ratchet anti-dilution protection. The Company accounted for the reduction of the conversion price from $10 to a lower price per share and such conversion under ASC 470-20-40 “Debt with Conversion and Other Options” and accordingly recorded an additional interest expense of $16,500 which is equal to the fair value of shares issued in excess of the fair value issuable pursuant to the original conversion terms.

$100,000 of its 10% convertible promissory notes due in January 2015 with warrants to purchase up to an aggregate of 20,000 shares of the Company’s common stock at an exercise price of $5.00 per share for gross proceeds to the Company of $100,000. The notes are convertible into shares of the Company’s common stock at an initial conversion price of $5.00 per share, subject to adjustment. On January 22, 2014, prior to the closing of the Share Exchange, the Company issued 10,000 shares of the Company’s common stock in connection with the conversion of $50,000 of the notes at a conversion price of $5.00 per share. The warrants have an initial exercise price of $5.00 per share.

In accordance with ASC 470-20-25, the convertible notes were considered to have an embedded beneficial conversion feature because the effective conversion price was less than the fair value of the Company’s common stock. These convertible notes were fully convertible at the issuance date thus the value of the beneficial conversion and the warrants were treated as a discount on the convertible notes to be amortized over the term of the convertible notes. The fair value of this warrant was estimated on the date of grant using the Black-Scholes option-pricing model using the following weighted-average assumptions: expected dividend yield of 0%; expected volatility ranging from 120% to 131%; risk-free interest rate ranging from 1.39% to 1.73% and an expected holding period of five years. During the nine months ended December 31, 2014, amortization of debt discount amounted to $253,844 and was included in interest expense.

On January 14, 2014, prior to the closing of the Share Exchange, the Company granted warrants to purchase up to an aggregate of 12,500 shares of the Company’s common stock at an exercise price of $0.50 (collectively the “Additional Warrants”) to a certain note holder in connection with a note that is due in August 2014. The Company issued the Additional Warrants in connection with certain protection clause contained in the note holder’s respective securities purchase agreements as a result of the Company’s subsequent issuance in January 2014 of its warrants related to a convertible note payable at a per share price lower than the per share price paid by the note holder. The fair value of this warrant was estimated on the date of grant using the Black-Scholes option-pricing model using the following weighted-average assumptions: expected dividend yield of 0%; expected volatility of 131%; risk-free interest rate of 1.65% and an expected holding period of five years. During the year ended December 31, 2014, the Company recognized an interest expense of $78,869 and a corresponding derivative liability in connection with the Additional Warrants.

The initial conversion price of the notes above and initial exercise prices of warrants issued above are subject to full-ratchet anti-dilution protection. In accordance with ASC Topic 815 “Derivatives and Hedging”, these convertible notes include a down-round provision under which the conversion price and exercise price could be affected by future equity offerings (see Note 7). Instruments with down-round protection are not considered indexed to a company’s own stock under ASC Topic 815, because neither the occurrence of a sale of common stock by the company at market nor the issuance of another equity-linked instrument with a lower strike price is an input to the fair value of a fixed-for-fixed option on equity shares.

Notes payable

On December 19, 2013, the Company issued a six month 10% note payable of $50,000. The note was scheduled to mature on June 18, 2014. In April 2014, the Company paid off the note including interest in the amount of $51,762.

On December 19, 2013, the Company issued a six month 10% note payable of $25,000. The note was scheduled to mature on June 18, 2014. In February 2014, the Company issued 5,000 shares of the Company’s common stock in connection with the full conversion of this note.

Notes payable – related party

In connection with the Merger Agreement, the Company agreed to pay the Cantrells $200,000 within 30 days of the Closing. The Company subsequently paid the $200,000 in October 2014.

At the closing of the Share Exchange, $285,710 in principal amount plus accrued interest of the notes were cancelled in exchange for the issuance of an aggregate of 100,000 shares of Series C Preferred Stock of the Company.

On December 8, 2014, Emagine the Vape Stores, LLC, a Delaware limited liability company (“Emagine”) managed by Vaporin, Inc., a Delaware corporation (the “Company”), entered into a Secured Line of Credit Agreement (the “Agreement”), effective as of December 1, 2014, with one affiliated shareholder of the Company and two unaffiliated investors (the “Lenders”). Under the Agreement, the Lenders agreed to advance up to $3,000,000 in three equal tranches in exchange for secured promissory notes which mature on March 31, 2016, bear interest at 12% per annum, and are secured by a first lien on the assets of Emagine. The first tranche of funding under the Agreement was provided on December 1, 2014.

The funds will be used to purchase and/or open Vape Stores similar to those operated by the Company. In connection with the completion of the Vapor Merger on March 4, 2015, Emagine became a wholly-owned subsidiary of Vapor.